Trade payables and other liabilities - Narrative (Detail) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2024 USD ($) shares $ / shares	Dec. 31, 2023 USD ($)
Warrant liabilities
Number of warrants can be exercised on cashless basis (in shares)	12,000,000
Tender or exchange offer percentage	0.50
Accrued operating expenses | $	$ 463	$ 344
Settlement liability, class action lawsuits
Warrant liabilities
Accrued operating expenses | $	$ 80
Warrants
Warrant liabilities
Issuance of warrants as part of reverse recapitalization (in shares)	26,000,000
Number of shares entitled to (in shares)	1
Warrants exercise price (in USD per share) | $ / shares	$ 11.50
Number of listed warrants (in shares)	26,000,000
Warrants | Minimum
Warrant liabilities
Warrants redemption price (in USD per share) | $ / shares	$ 0.01
Warrants | Maximum
Warrant liabilities
Warrants redemption price (in USD per share) | $ / shares	$ 0.10